Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Commitments and contingencies

30.  Commitments and contingencies

(a)  Operating lease commitments

The operating lease commitments as of December 31 2020 as presented below mainly consist of the short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of-use assets and lease liabilities.

As of December 31, 2020, future minimum payments under non-cancellable operating leases commitments consist of the following:

Office rental
RMB

2021	9,318
2022	4,707
2023	1,495
2024 and after	—
15,520

(b)  Capital commitments

As of December 31, 2019 and 2020, the Group had outstanding capital commitments totaling to RMB915,780 and RMB932,898, which consisted of capital expenditures related to properties and additional investments in equity investments, respectively.

(c)  Litigation

The Company and certain of its current and former officers and directors were named as defendants in a federal putative securities class action filed in November 2020 alleging that they made material misstatements and omissions in documents filed with the SEC regarding certain of the allegations contained in a short seller report. Up to the date of this report, the Company is not able to make a reliable estimate of the potential loss from the class action, if any.